BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other Intangible Assets and Relinquishment Liability (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2010	Oct. 31, 2006	Sep. 30, 2015	Sep. 30, 2014
Pennsylvania Facilities | Slot Machine License
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible asset recorded		$ 50,000,000	$ 214,000,000
Pennsylvania Facilities | Table Game Certificate
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible asset recorded	$ 16,500,000
Mohegan Sun | Mohegan Sun trademark
Acquired Indefinite-lived Intangible Assets [Line Items]
Intangible asset recorded			119,700,000
Impairment of Mohegan Sun trademark			0	$ 0
Franchise | WNBA
Acquired Indefinite-lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived			0	0
Franchise | Pautipaug Country Club
Acquired Indefinite-lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived			$ 0	$ 0